Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
Common Stocks - 94.0%
Communication Services - 0.4%
Interactive Media & Services - 0.0%
Actua Corp. [1]	1,232,871	$123,287
Media - 0.4%
TechTarget, Inc. [1]	88,713	6,161,118
Total Communication Services		6,284,405
Consumer Discretionary - 15.1%
Auto Components - 1.4%
Cooper-Standard Holdings, Inc. [1]	388,806	14,121,434
Fox Factory Holding Corp. [1,2]	63,512	8,069,835
		22,191,269
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. [1]	95,520	10,230,192
Hotels, Restaurants & Leisure - 0.9%
PlayAGS, Inc. [1]	1,850,275	14,950,222
Household Durables - 0.9%
Purple Innovation, Inc. [1,2]	476,738	15,088,758
Internet & Direct Marketing Retail - 1.0%
Shutterstock, Inc. [2]	180,578	16,078,665
Leisure Products - 2.0%
Clarus Corp.	999,079	17,034,297
Malibu Boats, Inc. Class A [1]	200,045	15,939,585
		32,973,882
Specialty Retail - 3.9%
Sally Beauty Holdings, Inc. [1,2]	2,287,265	46,042,645
Shift Technologies, Inc. [1,2]	1,057,597	8,799,207
ThredUp, Inc. Class A [1]	366,343	8,546,782
		63,388,634
Textiles, Apparel & Luxury Goods - 4.4%
Carter's, Inc.	118,115	10,503,967
Hanesbrands, Inc. [2]	859,257	16,901,585
Skechers U.S.A., Inc. Class A [1]	1,077,203	44,930,137
		72,335,689
Total Consumer Discretionary		247,237,311
Consumer Staples - 0.4%
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. [1,2]	142,861	6,408,744
Total Consumer Staples		6,408,744
Energy - 0.4%
Energy Equipment & Services - 0.1%
NCS Multistage Holdings, Inc. [1]	67,890	1,883,948
	Shares	Value
Oil, Gas & Consumable Fuels - 0.3%
Evolution Petroleum Corp.	1,460,711	$4,937,203
Total Energy		6,821,151
Financials - 5.3%
Capital Markets - 5.3%
Build Acquisition Corp. [1]	299,399	2,955,068
FinServ Acquisition Corp. [1]	816,667	8,138,087
FinServ Acquisition Corp. Acquisition Date: 2/12/21 - 2/22/21, Cost $208,330 [1,3]	104,166	519,007
Foley Trasimene Acquisition Corp. [1]	1,212,169	12,970,208
Jaws Acquisition Corp. Class A [1,2]	804,534	10,660,075
PennantPark Investment Corp.	1,501,367	8,482,724
Tishman Speyer Innovation Corp. II [1]	400,000	4,008,000
TS Innovation Acquisitions Corp. [1,2]	1,021,350	11,837,446
Warrior Technologies Acquisition Co. [1]	898,444	8,894,596
WisdomTree Investments, Inc.	3,038,255	18,989,094
Total Financials		87,454,305
Health Care - 27.9%
Biotechnology - 12.9%
4D Molecular Therapeutics, Inc. [1,2]	113,540	4,925,365
4D Molecular Therapeutics, Inc. Acquisition Date: 8/27/18, Cost $3,999,999 [1,3]	229,095	8,447,420
Albireo Pharma, Inc. [1]	286,939	10,114,600
Argenx SE ADR (Netherlands) [1]	31,555	8,689,931
C4 Therapeutics, Inc. [1,2]	83,953	3,105,421
CareDx, Inc. [1]	187,359	12,757,274
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0 [1,3,4]	17,318	5,022
DBV Technologies SA ADR (France) [1,2]	814,300	4,340,219
Deciphera Pharmaceuticals, Inc. [1]	161,428	7,238,432
Forte Biosciences, Inc. [1,2]	540,382	18,518,891
Heron Therapeutics, Inc. [1,2]	608,728	9,867,481
Inhibrx, Inc. [1,2]	494,218	9,918,955
Instil Bio, Inc. [1]	264,305	6,628,769
Kiniksa Pharmaceuticals Ltd. Class A [1,2]	372,215	6,889,700

Meridian Funds	1	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares	Value
Kodiak Sciences, Inc. [1,2]	102,048	$11,571,223
MaxCyte, Inc. [1,2]	304,500	3,694,097
Metacrine, Inc. [1]	432,584	2,682,021
NexImmune, Inc. Acquisition Date: 12/28/17 - 12/12/19, Cost $5,749,994 [1,3]	1,040,949	16,882,111
ORIC Pharmaceuticals, Inc. [1,2]	307,504	7,533,848
PMV Pharmaceuticals, Inc. [1,2]	166,982	5,492,038
Precision BioSciences, Inc. [1,2]	367,167	3,800,178
Relay Therapeutics, Inc. [1,2]	164,089	5,672,557
SpringWorks Therapeutics, Inc. [1,2]	122,458	9,009,235
Taysha Gene Therapies, Inc. [1,2]	57,862	1,174,599
TCR2 Therapeutics, Inc. [1,2]	389,848	8,607,844
Veracyte, Inc. [1,2]	319,039	17,148,346
Viking Therapeutics, Inc. [1,2]	992,527	6,277,733
		210,993,310
Health Care Equipment & Supplies - 6.6%
Axogen, Inc. [1]	812,424	16,459,710
Cardiovascular Systems, Inc. [1]	303,311	11,628,944
CryoLife, Inc. [1,2]	333,201	7,523,679
Itamar Medical Ltd. ADR (Israel) [1,2]	288,441	6,908,162
Merit Medical Systems, Inc. [1]	505,905	30,293,591
Nevro Corp. [1,2]	39,533	5,514,854
Pulmonx Corp. [1]	208,333	9,529,151
Quidel Corp. [1,2]	99,911	12,781,614
Talis Biomedical Corp. Acquisition Date: 10/6/17 - 11/27/19, Cost $6,363,734 [1,3]	705,537	7,706,228
		108,345,933
Health Care Providers & Services - 3.3%
AMN Healthcare Services, Inc. [1]	222,524	16,400,019
HealthEquity, Inc. [1,2]	287,672	19,561,696
Innovage Holding Corp. [1,2]	284,743	7,343,522
MEDNAX, Inc. [1,2]	427,264	10,882,414
		54,187,651
Health Care Technology - 2.4%
Certara, Inc. [1,2]	98,844	2,698,441
Inovalon Holdings, Inc. Class A [1]	256,010	7,367,968
Omnicell, Inc. [1]	121,738	15,810,114
Renalytix AI Plc ADR [1,2]	231,243	5,933,696
Vocera Communications, Inc. [1,2]	190,635	7,331,822
		39,142,041
Life Sciences Tools & Services - 1.3%
Syneos Health, Inc. [1]	286,859	21,758,255
	Shares	Value
Pharmaceuticals - 1.4%
Arvinas, Inc. [1]	135,179	$8,935,332
Revance Therapeutics, Inc. [1,2]	330,754	9,244,574
Xeris Pharmaceuticals, Inc. [1,2]	1,125,971	5,078,129
		23,258,035
Total Health Care		457,685,225
Industrials - 26.7%
Air Freight & Logistics - 2.4%
Echo Global Logistics, Inc. [1]	710,065	22,303,142
Forward Air Corp. [2]	183,927	16,334,557
		38,637,699
Commercial Services & Supplies - 11.0%
ABM Industries, Inc.	629,760	32,124,058
Cimpress Plc (Ireland) [1,2]	121,443	12,160,087
Clean Harbors, Inc. [1]	301,819	25,370,905
Heritage-Crystal Clean, Inc. [1]	1,790,990	48,589,559
Montrose Environmental Group, Inc. [1]	182,283	9,148,784
Ritchie Bros. Auctioneers, Inc. (Canada)	712,184	41,698,373
SP Plus Corp. [1]	351,766	11,534,407
		180,626,173
Machinery - 4.7%
Graham Corp.	428,955	6,108,319
John Bean Technologies Corp. [2]	116,100	15,480,774
Kennametal, Inc. [2]	200,688	8,021,500
Middleby Corp. (The) [1,2]	150,644	24,969,243
Tennant Co.	278,980	22,287,712
		76,867,548
Marine - 3.6%
Kirby Corp. [1]	393,164	23,699,926
Matson, Inc.	520,018	34,685,200
		58,385,126
Professional Services - 4.4%
Forrester Research, Inc. [1]	383,949	16,310,154
TriNet Group, Inc. [1]	456,653	35,600,668
TrueBlue, Inc. [1]	914,875	20,145,547
		72,056,369
Road & Rail - 0.4%
Heartland Express, Inc.	329,309	6,447,870
Trading Companies & Distributors - 0.2%
Hudson Technologies, Inc. [1,2]	2,357,585	3,795,712
Total Industrials		436,816,497
Information Technology - 16.2%
Electronic Equipment & Instruments - 1.0%
CTS Corp. [2]	550,693	17,104,525

Meridian Funds	2	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares	Value
IT Services - 0.4%
International Money Express, Inc. [1]	445,152	$6,681,731
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems, Inc. (Japan) [1]	340,112	8,621,839
Software - 14.3%
2U, Inc. [1,2]	985,269	37,666,834
8x8, Inc. [1]	461,328	14,965,480
ACV Auctions, Inc. Acquisition Date: 2/28/20 and 9/2/20, Cost $4,593,111 [1,3]	434,337	12,777,543
American Software, Inc. Class A	290,563	6,014,654
Asure Software, Inc. [1,2]	754,674	5,765,709
Benefitfocus, Inc. [1,2]	974,911	13,463,521
Cerence, Inc. [1,2]	60,630	5,431,235
ChannelAdvisor Corp. [1]	286,389	6,744,461
Mimecast Ltd. [1]	543,813	21,866,721
Model N, Inc. [1]	346,207	12,196,873
Ping Identity Holding Corp. [1,2]	232,196	5,092,058
Pluralsight, Inc. Class A [1]	1,132,159	25,292,432
QAD, Inc. Class A [2]	218,995	14,580,687
SVMK, Inc. [1]	1,390,931	25,481,856
Upland Software, Inc. [1]	191,566	9,040,000
Workiva, Inc. [1]	64,178	5,664,350
Zuora, Inc. Class A [1,2]	790,277	11,696,100
		233,740,514
Total Information Technology		266,148,609
Materials - 1.6%
Containers & Packaging - 1.6%
Ranpak Holdings Corp. [1,2]	1,293,397	25,945,544
Total Materials		25,945,544
Total Common Stocks - 94.0% (Cost $1,034,536,353)		1,540,801,791
Preferred Stocks - 2.9%
Consumer Discretionary - 0.3%
Internet & Direct Marketing Retail - 0.3%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999 [1,3,4]	470,013	5,588,455
Total Consumer Discretionary		5,588,455
Health Care - 1.1%
Biotechnology - 0.2%
AbSci LLC Series E Acquisition Date: 10/19/20, Cost $2,499,998 [1,3,4]	127,443	2,500,432
	Shares	Value
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007 [1,3,4]	1,663,893	$1,048,252
		3,548,684
Health Care Equipment & Supplies - 0.9%
Adagio Medical, Inc. Series E Acquisition Date: 11/9/20, Cost $4,000,003 [1,3,4]	176,913	4,000,003
Beta Bionics, Inc. Series B Acquisition Date: 10/9/18, Cost $3,999,976 [1,3,4]	26,631	5,613,016
Sonendo, Inc. Series E Acquisition Date: 12/10/19, Cost $4,999,995 [1,3,4]	454,545	5,022,722
		14,635,741
Total Health Care		18,184,425
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Xometry, Inc. Series A-2 Acquisition Date: 7/20/20, Cost $292,269 [1,3,4]	30,521	681,229
Xometry, Inc. Series B Acquisition Date: 7/20/20, Cost $100,318 [1,3,4]	10,476	234,034
Xometry, Inc. Series C Acquisition Date: 7/20/20, Cost $106,008 [1,3,4]	10,887	243,760
Xometry, Inc. Series D Acquisition Date: 7/20/20, Cost $82,843 [1,3,4]	8,450	190,885
Xometry, Inc. Series E Acquisition Date: 7/20/20, Cost $832,427 [1,3,4]	61,109	1,401,229
Xometry, Inc. Series Seed-1 Acquisition Date: 9/4/20, Cost $429,088 [1,3,4]	53,636	1,194,474
Xometry, Inc. Series Seed-2 Acquisition Date: 9/4/20, Cost $188,776 [1,3,4]	23,597	525,505
Total Industrials		4,471,116
Information Technology - 0.8%
Communications Equipment - 0.5%
Starry, Inc. Series C Acquisition Date: 5/14/18, Cost $3,780,000 [1,3,4]	4,099,783	6,108,677

Meridian Funds	3	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares	Value
Starry, Inc. Series D Acquisition Date: 3/6/19, Cost $1,665,000 [1,3,4]	1,164,336	$1,874,581
		7,983,258
Software - 0.3%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320 [1,3,4]	128,530	5,655,320
Total Information Technology		13,638,578
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Apartment List, Inc. Series D Acquisition Date: 12/21/20, Cost $5,999,998 [1,3,4]	1,642,485	5,999,998
Total Real Estate		5,999,998
Total Preferred Stocks - 2.9% (Cost $41,627,025)		47,882,572
Private Investment Fund - 0.2%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695 [1,3]	2,918	2,814,798
Total Private Investment Fund - 0.2% (Cost $2,917,695)		2,814,798
Convertible Corporate Bonds - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
AbSci Corp. Acquisition Date: 3/18/21, Cost $1,312,500, 6.00%, 3/18/24 [1,3,4]	1,312,500	1,312,500
Total Health Care		1,312,500
Total Convertible Corporate Bonds - 0.1% (Cost $1,312,500)		1,312,500
Shares/ Principal Amount
Short-Term Investments - 3.4%[5]
Money Market Funds - 1.8%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.04%	9,770,000	9,770,000
	Shares/ Principal Amount	Value
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.04%	2,811,000	$2,811,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.03%	3,634,000	3,634,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.04%	13,310,000	13,310,000
Total Money Market Funds (Cost $29,525,000)		29,525,000
Repurchase Agreements - 1.6%
Bank of America Securities, Inc., dated 3/31/21, due 4/1/21, 0.00% total to be received $521,589 (collateralized by various U.S. Treasury Obligations, 3.00% - 3.75%, 2/15/42 - 8/15/48, totaling $532,021)	$521,589	521,589
Citigroup Global Markets, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $13,083,907 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.13% - 4.00%, 5/15/23 - 9/15/57, totaling $13,345,582)	13,083,903	13,083,903

Meridian Funds	4	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares/ Principal Amount	Value
Daiwa Capital Markets America, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $13,083,907 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 5/4/21 - 4/1/51, totaling $13,345,582)	$13,083,903	$13,083,903
Total Repurchase Agreements (Cost $26,689,395)		26,689,395
Total Short-Term Investments - 3.4% (Cost $56,214,395)		56,214,395
Total Investments - 100.6% (Cost $1,136,607,968)		1,649,026,056
Liabilities in Excess of Other Assets - (0.6)%		(9,656,845)
Net Assets - 100.0%		$1,639,369,211
ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2021. Total value of such securities at period-end amounts to $327,934,328 and represents 20.00% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $98,347,201 and represents 6.00% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	5	www.meridianfund.com